Capital and reserves - Summary of Detailed Information About Non Controlling Interests (Detail) $ in Millions	6 Months Ended
Jun. 30, 2022 USD ($)
Text Block [Abstract]
Carrying amount of non-controlling interests acquired	$ 256
GHL Class A ordinary shares issued as consideration for acquisition of non-controlling interests	(417)
Decrease in equity attributable to owners of the Company recognised in accumulated losses	$ (161)